Convertible Preferred Stock and Stockholders' Equity - Schedule of Series A Non-Voting Preferred Stock (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Jun. 18, 2024
Class of Stock [Line Items]
Preferred Stock Authorized	12,622	20,000,000	20,000,000
Preferred Stock Issued	12,622	20,000,000	20,000,000
Preferred Stock Outstanding	12,622	20,000,000	20,000,000
Carrying Value	$ 2	$ 2	$ 2
Preferred stock, liquidation preference, value		$ 2	$ 2
Common Stock Issuable Upon Conversion	12,622,000	12,622,000	12,622,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Authorized	12,622	20,000,000	20,000,000
Preferred Stock Issued	12,622	20,000,000	20,000,000
Preferred Stock Outstanding	12,622	20,000,000	20,000,000
Carrying Value	$ 2	$ 2	$ 2
Preferred stock, liquidation preference, value		$ 2	$ 2
Common Stock Issuable Upon Conversion	12,622,000	12,622,000	12,622,000